UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07816

PCM Fund, Inc.

(Exact name of registrant as specified in charter)

Lawrence G. Altadonna

Treasurer

1345 Avenue of the Americas

New York, NY 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 739-3371

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1.5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Schedule of Investments

PCM Fund, Inc.

March 31, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
COMMERCIAL MORTGAGE-BACKED SECURITIES 128.5%
Healthcare 0.3%
RMF Commercial Mortgage Pass-Through Certificates
7.471% due 01/15/2019 (g)	$540	$282
9.403% due 01/15/2019 (a)(g)	276	81

		363

Hospitality 9.6%
Bear Stearns Commercial Mortgage Securities
5.817% due 05/14/2016 (d)(g)	1,500	1,558
Commercial Mortgage Pass-Through Certificates
5.570% due 02/05/2019 (g)	2,000	1,706
Hilton Hotel Pool Trust
0.864% due 10/03/2015 (b)(d)(g)	30,929	468
Host Marriot Pool Trust
8.310% due 08/03/2015 (d)(g)	2,000	2,118
Office Portfolio Trust
6.778% due 02/03/2016 (g)	1,000	1,000
Times Square Hotel Trust
8.528% due 08/01/2026 (d)(g)	3,588	3,867

		10,717

Multi-class 112.2%
Banc of America Commercial Mortgage, Inc.
5.276% due 03/11/2041 (g)	2,000	1,542
5.414% due 09/10/2047 (d)	2,000	1,969
5.918% due 04/11/2036 (d)(g)	920	825
6.290% due 06/11/2035 (g)	700	600
7.224% due 04/15/2036 (d)	2,500	2,613
7.685% due 11/15/2031 (d)	2,800	2,843
Bear Stearns Commercial Mortgage Securities
5.060% due 11/15/2016	6	6
5.551% due 02/11/2041 (g)	1,000	654
5.694% due 06/11/2050 (d)	2,000	1,973
5.713% due 06/11/2040 (d)	2,000	1,991
5.809% due 05/11/2039 (g)	1,000	814
5.992% due 09/11/2042 (d)(g)	2,000	1,196
6.500% due 02/15/2032 (g)	1,332	1,106
6.625% due 10/15/2032 (g)	1,258	807
7.000% due 05/20/2030 (d)	1,541	1,690
Carey Commercial Mortgage Trust
5.970% due 09/20/2019 (d)(g)	1,305	1,293
Chase Commercial Mortgage Securities Corp.
6.066% due 02/12/2016 (d)(g)	1,000	1,024
6.650% due 07/15/2032 (g)	2,600	2,389
6.887% due 10/15/2032 (g)	1,500	1,372
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.225% due 07/15/2044 (d)	1,015	799
Commercial Mortgage Asset Trust
6.975% due 01/17/2032 (d)	2,500	2,624
Commercial Mortgage Pass-Through Certificates
6.586% due 07/16/2034 (d)(g)	1,500	1,599
6.811% due 07/16/2034 (g)	1,500	1,261
6.830% due 02/14/2034 (d)(g)	2,893	2,991
8.218% due 08/15/2033 (g)	1,500	1,525
Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/2039 (d)	5,000	4,927
6.500% due 05/25/2036	430	361
CS First Boston Mortgage Securities Corp.
0.405% due 12/15/2035 (b)(d)(g)	23,830	803
5.322% due 08/15/2036 (g)	2,000	1,427
5.382% due 12/15/2036 (d)(g)	2,600	2,043
7.170% due 05/17/2040 (d)	3,000	3,114
7.460% due 01/17/2035 (d)(g)	2,000	1,981
CVS Lease Pass-Through
5.880% due 01/10/2028 (d)(g)	1,899	1,887
DLJ Commercial Mortgage Corp.
7.042% due 11/12/2031	135	136
Federal Housing Administration
7.380% due 04/01/2041 (f)	2,394	2,405
FFCA Secured Lending Corp.
1.339% due 09/18/2027 (b)(g)	5,831	170
First Union National Bank-Bank of America
Commercial Mortgage Trust
6.000% due 01/15/2011 (g)	1,000	922
First Union-Lehman Brothers-Bank of America
6.778% due 11/18/2035 (d)	2,000	2,079
GE Capital Commercial Mortgage Corp.
5.108% due 05/10/2043 (d)	1,000	739
5.110% due 07/10/2045 (g)	1,000	519
GMAC Commercial Mortgage Securities, Inc.
6.500% due 05/15/2035	20	20
6.500% due 05/15/2035 (d)	2,500	2,516
6.500% due 05/15/2035 (g)	2,000	1,884
7.093% due 05/15/2030 (g)	1,500	703
8.066% due 09/15/2035 (d)(g)	1,500	1,518
Greenwich Capital Commercial Funding Corp.
5.419% due 01/05/2036 (g)	1,500	1,221
5.444% due 03/10/2039 (d)	2,000	1,950
GS Mortgage Securities Corp. II
4.130% due 03/06/2020 (g)	2,000	1,590
5.560% due 11/10/2039 (d)	5,750	5,707
5.740% due 11/10/2039	2,000	1,360
6.615% due 02/14/2016 (d)(g)	3,500	3,833
7.397% due 08/05/2018 (g)	3,480	3,233
GSMPS Mortgage Loan Trust
8.000% due 09/19/2027 (d)(g)	1,230	1,292
JPMorgan Chase Commercial Mortgage Securities Corp.
0.578% due 03/12/2039 (b)(g)	10,228	354
5.267% due 05/15/2041 (g)	1,500	1,128
6.162% due 05/12/2034 (d)	2,000	2,039
6.465% due 11/15/2035 (d)	3,000	3,083
LB Commercial Conduit Mortgage Trust
6.000% due 10/15/2035 (d)(g)	5,000	4,899
LB-UBS Commercial Mortgage Trust
5.683% due 07/15/2035 (g)	1,500	1,163
6.950% due 03/15/2034 (d)(g)	1,572	1,476
7.290% due 09/15/2034 (g)	2,000	1,923
Merrill Lynch Countrywide Commercial Mortgage Trust
5.957% due 08/12/2049	2,000	1,203
Merrill Lynch Mortgage Investors, Inc.
6.696% due 12/15/2030	1,500	1,416
6.990% due 02/15/2030 (d)	1,993	1,972
Morgan Stanley Capital I
5.223% due 11/14/2042 (d)	500	357
5.379% due 08/13/2042 (g)	100	71
5.447% due 02/12/2044 (d)	2,000	1,944
6.990% due 12/15/2031 (d)	200	202
7.516% due 04/30/2039 (d)(g)	986	936
Nationslink Funding Corp.
7.105% due 08/20/2030 (g)	2,500	2,340
Prudential Securities Secured Financing Corp.
6.755% due 06/16/2031 (g)	2,000	1,883
Trizec Hahn Office Properties
7.604% due 05/15/2016 (g)	3,000	2,885
Wachovia Bank Commercial Mortgage Trust
0.201% due 10/15/2041 (b)(d)(g)	47,197	843
4.982% due 02/15/2035 (g)	1,020	733
5.188% due 02/15/2041 (g)	2,500	1,784
5.339% due 01/15/2041 (g)	1,500	1,066
6.290% due 04/15/2034 (g)	2,000	1,643

		125,189

Multi-Family 6.4%
Commercial Capital Access One, Inc.
7.706% due 11/15/2028 (g)	3,000	2,560
Dickinson County, Iowa Revenue Notes, Series 2006
7.750% due 12/01/2012	345	360
Fannie Mae
5.237% due 06/01/2023 (d)	1,423	1,433
6.729% due 08/01/2026 (d)	99	100
9.375% due 04/01/2016 (d)	156	178
Federal Housing Administration
7.430% due 07/01/2018 (f)	223	225
8.360% due 01/01/2012 (f)	115	117
Multi-Family Capital Access One, Inc.
8.825% due 01/15/2024	2,000	2,112

		7,085

Total Commercial Mortgage-Backed Securities (Cost $157,623)		143,354

CORPORATE BONDS & NOTES 13.9%
Banking & Finance 2.5%
Bear Stearns Cos., Inc.
6.950% due 08/10/2012 (d)	1,000	1,002
CCCA LLC
7.800% due 10/15/2008 (g)	449	457
Ford Motor Credit Co. LLC
8.000% due 12/15/2016 (d)	500	392
GMAC LLC
6.000% due 09/15/2008 (d)	180	173
Tenneco, Inc.
8.625% due 11/15/2014 (d)	750	741

		2,765

Industrials 9.6%
Archer-Daniels-Midland Co.
6.450% due 01/15/2038 (d)	1,000	1,019
Bon-Ton Department Stores, Inc.
10.250% due 03/15/2014 (d)	500	336
CCO Holdings LLC
8.750% due 11/15/2013 (d)	500	430
CSC Holdings, Inc.
7.875% due 02/15/2018 (d)	500	465
Dynegy Holdings, Inc.
7.125% due 05/15/2018 (d)	500	452
EchoStar DBS Corp.
7.125% due 02/01/2016 (d)	500	469
HCA, Inc.
6.750% due 07/15/2013 (d)	1,250	1,112
9.250% due 11/15/2016 (d)	275	286
9.250% due 11/15/2016 (g)	325	332
Intelsat Jackson Holdings Ltd.
9.250% due 06/15/2016 (d)	1,000	1,012
RH Donnelley Corp.
8.875% due 01/15/2016 (d)	950	606
SemGroup LP
8.750% due 11/15/2015 (g)	500	460
Sungard Data Systems, Inc.
9.125% due 08/15/2013 (d)	500	508
United Airlines, Inc.
6.636% due 07/02/2022 (g)	973	908
7.730% due 01/01/2012	1,539	1,524
Verso Paper Holdings LLC and Verson Paper, Inc.
9.125% due 08/01/2014 (d)	800	776

		10,695

Utilities 1.8%
Cincinnati Bell, Inc.
8.375% due 01/15/2014 (d)	500	471
NGPL Pipe Co. LLC
7.768% due 12/15/2037 (d)(g)	1,000	1,031
NRG Energy, Inc.
7.250% due 02/01/2014 (d)	350	347
7.375% due 02/01/2016	150	147

		1,996

Total Corporate Bonds & Notes (Cost $16,510)		15,456

REAL ESTATE ASSET-BACKED SECURITIES 26.3%
Access Financial Manufactured Housing Contract Trust
7.650% due 05/15/2021	2,500	2,294
ACE Securities Corp.
5.849% due 04/25/2035 (g)	2,213	155
Ameriquest Mortgage Securities, Inc.
8.224% due 02/25/2033	450	86
Asset-Backed Securities Corp. Home Equity
5.349% due 06/21/2029	229	46
Banc of America Alternative Loan Trust
6.250% due 01/25/2037	508	360
Bear Stearns Alt-A Trust
5.448% due 07/25/2035	435	353
6.143% due 05/25/2036	503	378
Bear Stearns Asset-Backed Securities Trust
5.500% due 12/25/2035 (d)	442	408
Bear Stearns Second Lien Trust
5.099% due 12/25/2036 (g)	2,316	193
CDC Mortgage Capital Trust
7.699% due 03/25/2033	284	20
Conseco Finance Securitizations Corp.
7.960% due 02/01/2032	1,932	1,768
7.970% due 05/01/2032	815	637
Countrywide Alternative Loan Trust
6.000% due 11/25/2035	479	396
Credit Suisse Mortgage Capital Certificates
5.896% due 04/25/2036	500	401
CS First Boston Mortgage Securities Corp.
7.000% due 02/25/2033 (d)	351	353
Fannie Mae
3.775% due 09/25/2023 (d)	42	42
5.000% due 11/25/2035 (d)	449	395
6.108% due 07/01/2012 (d)	4,698	5,033
7.000% due 10/15/2022 - 10/01/2033 (d)	1,095	1,131
7.875% due 11/01/2018 (d)	18	20
8.000% due 10/01/2010 - 06/01/2015	13	14
8.000% due 07/01/2009 - 07/25/2022 (d)	261	277
8.500% due 07/01/2008 - 03/01/2029	33	36
8.500% due 09/01/2021 - 04/01/2032 (d)	602	659
9.000% due 03/25/2020 (d)	263	296
First Horizon Alternative Mortgage Securities
5.378% due 08/25/2035	523	262
Freddie Mac
5.000% due 02/15/2036 (d)	359	294
6.914% due 11/01/2029 (d)	324	328
7.000% due 09/01/2010 - 12/01/2015	13	13
7.000% due 07/01/2012 - 08/01/2032(d)	931	985
7.105% due 03/01/2032 (d)	239	243
7.256% due 04/01/2032 (d)	205	209
7.442% due 08/01/2030 (d)	191	195
8.000% due 07/01/2010 - 06/01/2015	15	16
8.500% due 11/15/2021 (d)	494	539
Green Tree Financial Corp.
6.180% due 04/01/2030	126	121
6.220% due 03/01/2030 (d)	498	497
6.530% due 02/01/2031	723	627
6.760% due 03/01/2030	383	388
6.810% due 12/01/2027 (d)	421	441
7.050% due 01/15/2027	922	885
7.070% due 01/15/2029	111	112
Greenpoint Manufactured Housing
7.590% due 11/15/2028	77	80
8.300% due 10/15/2026	2,000	1,964
GSAA Trust
2.869% due 06/25/2035	411	291
Keystone Owner Trust
9.000% due 01/25/2029 (g)	382	344
Merrill Lynch Mortgage Investors, Inc.
5.156% due 08/25/2033 (g)	795	540
Oakwood Mortgage Investors, Inc.
3.048% due 05/15/2013	116	98
6.890% due 11/15/2032	1,000	568
Ocwen Residential MBS Corp.
6.880% due 06/25/2039 (g)	576	289
7.000% due 10/25/2040 (g)	1,180	648
Residential Accredit Loans, Inc.
6.000% due 08/25/2035 (d)	957	887
Saxon Asset Securities Trust
8.640% due 12/25/2032	547	533
Structured Asset Investment Loan Trust
5.599% due 10/25/2033	68	1
TBW Mortgage-Backed Pass-Through Certificates
6.000% due 07/25/2036	479	395
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	1,000	538
Wilshire Mortgage Loan Trust
8.990% due 05/25/2028 (g)	255	252

Total Real Estate Asset-Backed Securities (Cost $30,730)		29,334

OTHER BONDS & NOTES 4.0%
Denver Arena Trust
6.940% due 11/15/2019 (g)	1,640	1,613
First International Bank N.A.
8.568% due 04/15/2026 (g)	1,856	114
Lexington, Virginia Industrial Development Authority Revenue Notes, Series 2007
8.000% due 01/01/2015	620	650
Little Rock, Arkansas Municipal Property Owners Multipurpose Improvement District Special Tax Bonds, Series 2007
7.200% due 03/01/2032	985	983
PPM America High Yield CBO Ltd.
5.762% due 06/01/2011 (a)(f)	171	114
U.S. Airways Group, Inc.
9.330% due 01/01/2049 (a)(f)	633	0
West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	1,000	955

Total Other Bonds & Notes (Cost $6,077)		4,429

SHORT-TERM INSTRUMENTS 6.0%
U.S. Treasury Bills 6.0%
0.906% due 05/29/2008 - 06/12/2008 (c)(e)	6,750	6,716

Total Short-Term Instruments (Cost $6,738)		6,716

Purchased Options (i) 0.1% (Cost $151)		158

Total Investments 178.8% (Cost $217,829)		$199,447
Liabilities in excess of other assets (78.8%)		(87,894)

Net Assets 100.0%		$111,553

Notes to Schedule of Investments (amounts in thousands):

Security Valuation For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies, the Fund’s NAV will be calculated based upon the NAVs of such investments. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Directors or persons acting at their direction. The Board of Directors has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Directors, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Directors, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Directors is responsible for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Directors or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board of Directors or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(a) Security in default.

(b) Interest only security.

(c) Coupon represents a weighted average rate.

(d) The average amount of borrowings outstanding during the three months ended March 31, 2008 was $80,195 at a weighted average interest rate of 4.149%. On March 31, 2008, securities valued at $110,805 were pledged as collateral for reverse repurchase agreements.

(e) Securities with an aggregate market value of $4,972 have been pledged as collateral for swap and swaption contracts on March 31, 2008.

(f) As of March 31, 2008, portfolio securities with an aggregate value of $2,861 were fair valued in good faith and pursuant to the guidelines established by the Board of Directors.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(h) Swap agreements outstanding on March 31, 2008:

Credit Default Swaps outstanding at March 31, 2008:

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.100%	03/20/2013	DUB	$2,000	$22
Bear Stearns Cos., Inc. 6.950% due 08/10/2012	Buy	(4.050%)	12/20/2012	CITI	1,000	(90)
Lennar Corp. 5.950% due 03/01/2013	Sell	5.400%	12/20/2012	JPM	1,000	(45)
Windstream Corp. 8.125% due 08/01/2013	Sell	1.050%	06/20/2012	LEH	2,000	(205)

						$(318)

Credit Default Swaps on Credit Indices outstanding at March 31, 2008:

Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%	12/13/2049	MSC	$10,000	$247
Home Equity Index AA Rating 2006-2	Sell	0.170%	05/25/2046	BEAR	1,000	(160)
Home Equity Index AA Rating 2007-1	Sell	0.150%	08/25/2037	BEAR	1,000	(183)
Home Equity Index AA Rating 2007-1	Sell	0.150%	08/25/2037	CSFB	1,000	(423)
Home Equity Index AA Rating 2007-2	Sell	1.920%	01/25/2038	BEAR	1,000	(173)
Home Equity Index AAA Rating 2006-1	Sell	0.180%	07/25/2045	CSFB	4,000	(239)

						$(931)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps outstanding at March 31, 2008:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	5.000%	06/18/2015	MSC	$10,400	$270
Receive	3-Month USD-LIBOR	3.600%	02/25/2018	RBS	62,900	(1,703)
Pay	3-Month USD-LIBOR	5.800%	02/25/2018	RBS	62,900	1,739
Receive	3-Month USD-LIBOR	5.000%	06/18/2018	BCLY	31,900	(560)
Pay	3-Month USD-LIBOR	5.600%	06/21/2026	BCLY	12,000	1,625
Receive	3-Month USD-LIBOR	5.000%	12/20/2026	BCLY	1,300	(182)
Receive	3-Month USD-LIBOR	5.000%	12/20/2026	UBS	4,200	(639)
Receive	3-Month USD-LIBOR	5.000%	06/18/2038	RBS	5,400	(456)

						$94

(i) Purchased options outstanding on March 31, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 9-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	02/23/2009	$7,000	$76	$121
Put - OTC 9-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.800%	02/23/2009	7,000	75	37

							$151	$158

(j) Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Fund would receive or pay to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels based upon inputs using quoted prices in active markets for identical assets or liabilities (Level 1), significant other observable inputs (Level 2), and significant unobservable inputs (Level 3). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair valuations according to the inputs used as of March 31, 2008 in valuing the Fund’s assets and liabilities:

	Fair Valuations at 03/31/2008 using
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2008
Investments, at value	$—	$196,586	$2,861	$199,447
Other Financial Instruments*	—	(1,155)	—	(1,155)

Total	$—	$195,431	$2,861	$198,292

For fair valuations using significant unobservable inputs (Level 3), FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. The following is a reconciliation of the fair valuations using significant unobservable inputs for the Fund during the period ending March 31, 2008:

	Beginning balance 12/31/2007	Net purchases (sales)	Accrued discounts (premiums)	Total realized and unrealized gains (losses)	Net transfers in (out) of Level 3	Ending balance 03/31/2008
Investments, at value	$3,985	$(23)	$—	$(241)	$(860)	$2,861
Other Financial Instruments*	—	—	—	—	—	—

Total	$3,985	$(23)	$—	$(241)	$(860)	$2,861

*	Other financial instruments include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:

BCLY	Barclays Bank PLC	JPM	JPMorgan Chase & Co.
BEAR	Bear Stearns & Co., Inc.	LEH	Lehman Brothers, Inc.
CITI	Citibank N.A.	MSC	Morgan Stanley
CSFB	Credit Suisse First Boston	RBS	Royal Bank of Scotland Group PLC
DUB	Deutsche Bank AG	UBS	UBS Warburg LLC

Currency Abbreviations:
USD	United States Dollar

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
CMBX	Commercial Mortgage-Backed Index

Other Abbreviations:
LIBOR	London Interbank Offered Rate

Item 2. Controls and Procedures

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act 1940 is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PCM Fund, Inc.

By:	/s/ BRIAN S. SHLISSEL
Brian S. Shlissel
President, Chief Executive Officer

Date:	May 29, 2008

By:	/s/ LAWRENCE G. ALTADONNA
Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date:	May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ BRIAN S. SHLISSEL
Brian S. Shlissel
President, Chief Executive Officer

Date:	May 29, 2008

By:	/s/ LAWRENCE G. ALTADONNA
Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date:	May 29, 2008